                                                                                                  August 1, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

            File No. 811-2946

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2012.

            If you have any questions, please do not hesitate to contact me at 212-922-6850.

                                                                                                Very truly yours,

                                                                                                /s/ Faria Adam

                                                                                                Faria Adam

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Enclosure